Estimated Amortization Expense for Intangible Assets (Detail) - Mar. 31, 2015 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
To be amortized during the twelve months ending March 31:
2016	₨ 7.0	$ 0.1
2017	3.0	0.1
2018	1.0	0.0
2019	1.0	0.0
2020	₨ 0.0	$ 0.0